Employee benefits (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about provision for employee benefits [Abstract]
Disclosure of detailed information about provision for employee benefits [Text Block]
Classes of benefits and expenses by employee	12/31/2017	12/31/2016
	ThUS$	ThUS$
Current
Profit sharing and bonuses	22,421	20,998
Total	22,421	20,998

Non-current
Profit sharing and bonuses	6,487	-
Severance indemnity payments	27,445	22,532
Total	33,932	22,532

The other long-term benefits relate to staff severance indemnities and are recorded at their actuarial value, and an executive compensation plan (see Note 16).

Staff severance indemnities at actuarial value	12/31/2017	12/31/2016
	ThUS$	ThUS$
Staff severance indemnities, Chile	25,893	21,384
Plan compensación ejecutivos	6,487	-
Other obligations in companies elsewhere	1,552	1,148
Total other non-current liabilities	33,932	22,532

Disclosure of detailed information about post employment benefit obligations [Text Block]
Reconciliation	12/31/2017	12/31/2016	12/31/2015

Changes in the benefit obligation	ThUS$	ThUS$	ThUS$
Benefit obligation at the beginning of the year	8,185	7,949	7,324
Service cost	2	2	3
Interest cost	359	387	380
Actuarial loss	556	200	600
Benefits paid	(347)	(353)	(358)
Benefit obligation at the end of the year	8,755	8,185	7,949

	12/31/2017	12/31/2016	12/31/2015
Changes in the plan assets:	ThUS$	ThUS$	ThUS$
Fair value of plan assets at the beginning of the year	7,404	7,464	7,967
Actual return (loss) in plan assets	1,694	293	(145)
Benefits paid	(347)	(353)	(358)
Fair value of plan assets at the end of the year	8,751	7,404	7,464
Financing status	(4)	(781)	(485)
Items not yet recognized as net periodic pension cost components:
Net actuarial loss at the beginning of the year	(3,432)	(3,165)	(1,903)
Amortization during the year	219	184	68
Net estimated gain or loss occurred during the year	599	(451)	(1,330)
Adjustment to recognize the minimum pension obligation	(2,614)	(3,432)	(3,165)

The net periodic pension expense was composed of the following components for the years ended December 31, 2017, 2016 and 2015:

Reconciliation	12/31/2017	12/31/2016	12/31/2015
	ThUS$	ThUS$	ThUS$
Service cost or benefits received during the year	2	2	3
Interest cost in benefit obligation	359	387	380
Actual return in plan assets	1,694	293	(145)
Amortization of prior year losses	219	184	68
Net gain during the year	599	610	728
Net periodic pension expense	41	29	(133)

Disclosure of net defined benefit liability (asset) [text block]
As of December 31, 2017 , 2016 and 2015, severance indemnities calculated at the actuarial value are as follows:

	12/31/2017 ThUS$	12/31/2016 ThUS$	12/31/2015 ThUS
Opening balance	(22,532)	(21,995)	(30,952)
Current cost of service	(934)	(1,333)	(898)
Interest cost	(1,488)	(1,407)	(1,588)
Actuarial gain/loss	(1,144)	(2,253)	1,242
Exchange rate difference	(2,284)	(1,215)	3,582
Benefits paid during the year	937	5,671	6,619
Balance	(27,445)	(22,532)	(21,995)

Disclosure of detailed information about employee Actuarial assumption rate [Text Block]
The liability recorded for staff severance indemnity is valued at the actuarial value method, using the following actuarial assumptions:

	12/31/2017	12/31/2016	12/31/2015

Mortality rate	RV - 2014	RV - 2009	RV - 2009
Actual annual interest rate	5.114%	4.522%	4.89%
Voluntary retirement rate:
Men	6.49%	7.16%	7.16%	annual
Women	6.49%	7.16%	7.16%	annual
Salary increase	3.00%	3.60%	3.60%	annual
Retirement age:
Men	65	65	65	years
Women	60	60	60	years

Disclosure Of Sensitivity Analysis For Actuarial Assumptions Explanatory [Text Block]
As of December 31, 2017 and December 31, 2016, the Company has conducted a sensitivity analysis of the main assumptions of the actuarial calculation, determining the following:

Sensitivity analysis 12/31/2017	Effect + 100 basis points ThUS$	Effect - 100 basis points ThUS$
Discount rate	(1,991)	2,436
Employee turnover rate	(252)	281

Sensitivity analysis 12/31/2016	Effect + 100 basis points ThUS$	Effect - 100 basis points ThUS$
Discount rate	(1,576)	1,773
Employee turnover rate	(207)	231